STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND

                          ANNUAL REPORT o JUNE 30,2002




[logo: STEIN ROE MUTUAL FUNDS]

Contents

Performance Summary                                                            1
-------------------                                                            -

Portfolio Manager's Report                                                     2
--------------------------                                                     -

Investment Portfolio                                                           4
--------------------                                                           -

Financial Statements                                                          11
--------------------                                                          --

Notes to Financial Statements                                                 17
-----------------------------                                                 --

Financial Highlights                                                          22
--------------------                                                          --

Report of Ernst & Young LLP, Independent Auditors                             24
-------------------------------------------------                             --

Trustees                                                                      26
--------                                                                      --

Officers and Transfer Agent                                                   30
---------------------------                                                   --


             o NOT FDIC INSURED o May lose value o No bank guarantee

                Must be preceded or accompanied by a prospectus.

Performance Summary

     To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the value of a hypothetical $10,000 investment. Below, we compare the Stein Roe Institutional Client High Yield Fund with its benchmark and peer group.

     The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells investments that have grown in value).

Average annual total return (%), period ended June 30, 2002



                                           1-year     3-year    5-year     Life+
--------------------------------------------------------------------------------
 Stein Roe Institutional Client
   High Yield Fund                           0.20     -0.74       3.19     3.99
--------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II Index   -4.36     -2.10       1.14     1.74
--------------------------------------------------------------------------------
 Lipper High Current Yield Fund
   Average (peer group)                     -3.55     -3.20      -0.46     0.08
--------------------------------------------------------------------------------
+ The Fund commenced operations on 2/14/97. Index and peer group performance is from 2/28/97.

Investment Comparison
Value of a $10,000 Investment, February 14, 1997 to June 30, 2002

[line chart data]:

2/14/97 - 6/30/02
                  MERRILL LYNCH HIGH       INSTITUTIONAL CLIENT
                  YIELD MASTER II INDEX    HIGH YIELD FUND
2/14/97           $10,000.0                $10,000.0
                  10,000.0                  10,081.0
                   9,862.0                   9,899.5
                   9,988.2                  10,054.0
                  10,199.0                  10,372.7
                  10,357.1                  10,548.0
                  10,631.5                  10,853.9
                  10,618.8                  10,849.5
                  10,809.9                  11,102.3
                  10,865.0                  11,012.4
                  10,967.2                  11,130.2
                  11,072.5                  11,352.8
                  11,248.5                  11,589.0
                  11,294.6                  11,784.8
                  11,401.9                  12,077.1
                  11,451.0                  12,179.7
                  11,519.7                  12,139.6
                  11,579.6                  12,118.9
                  11,653.7                  12,328.6
                  11,065.2                  11,348.5
                  11,093.9                  11,382.5
                  10,856.5                  11,269.8
                  11,420.0                  11,888.5
                  11,399.4                  11,911.1
                  11,553.3                  12,183.9
                  11,474.8                  12,237.5
                  11,607.9                  12,530.0
                  11,820.3                  12,796.9
                  11,711.5                  12,589.5
                  11,682.3                  12,626.1
                  11,697.4                  12,686.7
                  11,573.4                  12,482.4
                  11,527.2                  12,427.5
                  11,464.9                  12,428.7
                  11,614.0                  12,740.7
                  11,683.6                  12,984.0
                  11,639.2                  12,834.7
                  11,663.7                  12,974.6
                  11,492.2                  12,741.1
                  11,492.2                  12,706.7
                  11,347.4                  12,518.6
                  11,566.4                  12,816.6
                  11,628.9                  12,893.5
                  11,742.9                  12,999.2
                  11,641.9                  12,637.8
                  11,271.7                  12,249.8
                  10,838.8                  11,596.9
                  11,085.9                  11,854.4
                  11,787.7                  12,667.6
                  11,966.9                  12,742.3
                  11,727.5                  12,435.2
                  11,568.0                  12,256.1
                  11,771.6                  12,567.5
                  11,462.0                  12,324.9
                  11,647.7                  12,544.3
                  11,739.7                  12,701.1
                  10,928.5                  11,712.9
                  11,278.2                  12,149.8
                  11,674.1                  12,573.9
                  11,581.9                  12,394.1
                  11,645.6                  12,444.9
                  11,491.8                  12,355.3
                  11,781.4                  12,556.7
                  11,969.9                  12,669.7
                  11,879.0                  12,687.4
6/30/02           10,960.0                  12,342.0

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return may vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions, if any. The Merrill Lynch High Yield Master II Index, an unmanaged group of fixed-income securities that may differ from the composition of any Stein Roe or Liberty fund. Unlike mutual funds, it is not possible to invest directly in an index.

Merrill Lynch High Yield Master II Index return is calculated for the period 2/28/97 - 6/30/02.

PORTFOLIO MANAGER'S REPORT

Fund Commentary

COMMENTARY FROM STEPHEN F. LOCKMAN, CFA,
PORTFOLIO MANAGER OF STEIN ROE INSTITUTIONAL
CLIENT HIGH YIELD FUND AND SR&F HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
Investment objective and strategy

Seeks its total return by investing for a high level of current income and capital growth. The fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund-feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, high-risk bonds.
--------------------------------------------------------------------------------


     For the 12-month period that ended June 30, 2002, the Stein Roe Institutional Client High Yield Fund generated a total return of 0.20%. The fund outperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a negative 4.36% total return for the same period, as well as its peer group, the Lipper High Current Yield Fund Average, which dropped 3.55%.

     In a year that was remarkable for continuously breaking news of financial improprieties at a relatively small number of high-flying companies, investors were rewarded for being underweight in a certain group of high-yield bonds that dragged down the indexes.

SECTOR AND CREDIT SELECTION WERE KEY TO OUTPERFORMANCE

     Chief among the reasons for the relative outperformance was the fact that the fund was underweighted in the media, telecommunications, utilities and technology sectors - all laggards for most of the fund's fiscal year. For example, a flood of new issuance, as well as deteriorating earnings quality pressured the telecom sector. We had been concerned about overcapacity in that sector, and therefore decided not to participate in several high-profile bond offerings, most notable of which were WorldCom and Qwest Communications International. We also avoided the bonds of global conglomerate Tyco International, which suffered a significant decline after disclosures of major financial improprieties were made known to investors. However, although we were fortunate to avoid the difficulties at these companies, we did not escape the downturn at cable systems operator Adelphia, whose securities we sold immediately after the news of its financial woes came out.

     On a more upbeat note, the fund benefited from our focus on cash-rich industry sectors that did a better job of making their debt payments, including gaming, energy, homebuilding and chemical companies. Of these sectors, chemicals represented the deepest value investment, as bonds issued by these companies had sold off dramatically last year and recovered nicely. The fund's overweighting of financial services companies also was a positive contributor to performance.

     Finally, the fund benefited from changes we made to the portfolio's average credit quality during the course of the year. During the first six months, we increased the fund's allocation to lower rated high-yield securities, which were then trading at attractive spreads to the BB rated tier of the high-yield sector. During the first three months of 2002, the bond markets rallied, and we decided to sell the lower-quality issues and replace them with higher-quality bonds. Higher-quality bonds have held up well as a result of investor demand for these securities.

MARKET VOLATILITY WILL DRIVE FUND'S INVESTMENTS TO HIGHER QUALITY

     Given the relatively slow pace of economic growth, we believe that corporate earnings are likely to remain unstable, and as a result, high-yield bonds could be subject to the same volatility that has roiled the stock market. In this environment we favor the higher-quality tiers of the high-yield bond sector, although we will take advantage of selective opportunities to acquire lower-rated credits at a discount where we see the potential for future gains. Until business prospects improve, we will continue to use industry selection and individual credit analysis to identify attractive issues backed by solid, well-managed companies with above-average cash flow prospects.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return may vary, so you may have a gain or loss when you sell shares. Total returns include changes in share price and investment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/02 and are subject to change.

Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index. Source of Lipper data:Lipper Inc. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Economic and market conditions change frequently. There is no guarantee that trends described herein will continue or commence.

SR&F High Yield Portfolio

Investment Portfolio
June 30, 2002
Corporate Fixed-Income Bonds & Notes - 94.7%                                               Par                   Value
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 5.7%
   Building Construction - 5.7%
   Beazer Homes USA, Inc.:
     8.375%, 04/15/12..................................................             $  500,000          $      502,500
     8.875%, 04/01/08..................................................                500,000                 505,000
   D.R. Horton, Inc.:
     8.000%, 02/01/09..................................................                500,000                 502,500
     8.500%, 04/15/12..................................................                250,000                 253,750
   K. Hovnanian Enterprises, Inc.:
     8.000%, 04/01/12 (a)..............................................                500,000                 490,000
     8.875%, 04/01/12 (a)..............................................                500,000                 495,000
   KB Home, 9.500%, 02/15/11...........................................              1,000,000               1,020,000
   Terex Corp., 9.250%, 07/15/11 (a)...................................              1,000,000               1,025,000
   WCI Communities, Inc., 9.125%, 05/01/12.............................              1,000,000                 990,000
                                                                                                        --------------
                                                                                                             5,783,750
                                                                                                        --------------

FINANCE, INSURANCE & REAL ESTATE - 6.6%
   Depository Institutions - 0.8%
   Sovereign Bancorp, Inc., 10.500%, 11/15/06..........................                750,000                 845,385
                                                                                                        --------------

   Financial Services - 2.8%
   Capital One Financial Corp., 8.750%, 02/01/07.......................              1,000,000               1,008,750
   LaBranche & Co., Inc., 12.000%, 03/01/07............................              1,000,000               1,130,000
   Western Financial Bank, 9.625%, 05/12/12............................                750,000                 742,500
                                                                                                        --------------
                                                                                                             2,881,250
                                                                                                        --------------
   Real Estate - 3.0%
   Choctaw Resort Development Enterprise, 9.250%, 04/01/09.............              1,000,000               1,020,000
   iStar Financial, Inc., 8.750%, 08/15/08.............................              1,000,000               1,000,000
   Ventas Realty L.P., 9.000%, 05/01/12 (a)............................              1,000,000               1,020,000
                                                                                                        --------------
                                                                                                             3,040,000
                                                                                                        --------------

MANUFACTURING - 27.4%
   Chemicals & Allied Products - 6.5%
   Acetex Corp., 10.875%, 08/01/09.....................................                500,000                 522,500
   Hercules, Inc., 11.125%, 11/15/07...................................              1,000,000               1,120,000
   IMC Global, Inc., 11.250%, 06/01/11.................................              1,000,000               1,075,000
   ISP Corp., 10.250%, 07/01/11 (a)....................................              1,000,000               1,025,000
   MacDermid, Inc., 9.125%, 07/15/11...................................                750,000                 787,500
   OM Group, Inc., 9.250%, 12/15/11 (a)................................              1,000,000               1,035,000
   Revlon Consumer Products Corp., 12.000%, 12/01/05...................              1,000,000                 990,000
                                                                                                        --------------
                                                                                                             6,555,000
                                                                                                        --------------


See notes to investment portfolio.

                                       4

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - (cont)
   Electronic & Electrical Equipment - 0.5%
   Stoneridge, Inc., 11.500%, 05/01/12 (a).............................             $  500,000          $      508,750
                                                                                                        --------------

   Fabricated Metal - 1.2%
   Alltrista Corp., 9.750%, 05/01/12 (a)...............................              1,250,000               1,193,750
                                                                                                        --------------

   Food & Kindred Products - 0.9%
   Land O'Lakes, Inc., 8.750%, 11/15/11 (a)............................              1,000,000                 940,000
                                                                                                        --------------

   Lumber & Wood Products - 2.0%
   Georgia-Pacific Corp., 8.875%, 05/15/31.............................              1,000,000                 945,000
   Louisiana-Pacific Corp., 10.875%, 11/15/08..........................              1,000,000               1,090,000
                                                                                                        --------------
                                                                                                             2,035,000
                                                                                                        --------------
   Machinery & Computer Equipment - 1.0%
   Intermet Corp., 9.750%, 06/15/09 (a)................................                500,000                 500,000
   NMHG Holding Co., 10.000%, 05/15/09 (a).............................                500,000                 505,000
                                                                                                        --------------
                                                                                                             1,005,000
                                                                                                        --------------
   Medical Products - 1.2%
   Alaris Medical Systems, 11.625%, 12/01/06 (a).......................              1,100,000               1,221,000
                                                                                                        --------------

   Miscellaneous Manufacturing - 1.9%
   Dana Corp., 10.125%, 03/15/10 (a)...................................              1,000,000               1,025,000
   Delco Remy International, Inc., 11.000%, 05/01/09...................              1,000,000                 877,500
                                                                                                        --------------
                                                                                                             1,902,500
                                                                                                        --------------
   Motor Vehicle Transportation Equipment - 1.0%
   Advance Stores Co., Inc., 10.250%, 04/15/08 (a).....................              1,000,000               1,050,000
                                                                                                        --------------

   Paper Products - 3.6%
   Appleton Papers, Inc., 12.500%, 12/15/08 (a)........................              1,000,000               1,000,000
   Buhrmann US, Inc., 12.250%, 11/01/09................................              1,000,000               1,050,000
   Longview Fibre Co., 10.000%, 01/15/09 (a)...........................                500,000                 520,000
   Plastipak Holdings, 10.750%, 09/01/11 (a)...........................              1,000,000               1,075,000
                                                                                                        --------------
                                                                                                             3,645,000
                                                                                                        --------------
   Petroleum Refining - 0.4%
   Giant Industries, Inc., 11.000%, 05/15/12 (a).......................                500,000                 440,000
                                                                                                        --------------

   Printing & Publishing - 2.9%
   Mail-Well, Inc., 8.750%, 12/15/08...................................              1,000,000                 900,000
   Perry-Judd's, Inc., 10.625%, 12/15/07...............................              1,000,000                 970,000
   World Color Press, Inc., 8.375%, 11/15/08...........................              1,000,000               1,055,800
                                                                                                        --------------
                                                                                                             2,925,800
                                                                                                        --------------
   Stone, Clay, Glass & Concrete - 1.0%
   Owens-Brockway Glass Container, Inc., 8.875%, 02/15/09 (a)..........              1,000,000               1,000,000
                                                                                                        --------------



See notes to investment portfolio.

                                       5

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - (cont)
   Tobacco Products - 1.0%
   Dimon, Inc., 9.625%, 10/15/11 (a)...................................             $1,000,000          $    1,052,500
                                                                                                        --------------

   Transportation Equipment - 2.3%
   BE Aerospace, Inc., 8.875%, 05/01/11................................                750,000                 682,500
   Collins & Aikman Corp., 10.750%, 12/31/11 (a).......................              1,000,000               1,000,000
   Westinghouse Air Brake Co., 9.375%, 06/15/05........................                600,000                 600,000
                                                                                                        --------------
                                                                                                             2,282,500
                                                                                                        --------------

MINING & ENERGY - 11.2%
   Metals & Mining - 2.6%
   Compass Minerals Group, 10.000%, 08/15/11 (a).......................                500,000                 525,000
   UCAR Finance, Inc., 10.250%, 02/15/12 (a)...........................              1,000,000               1,020,000
   United States Steel Corp., 10.750%, 08/01/08 (a)....................              1,000,000               1,055,000
                                                                                                        --------------
                                                                                                             2,600,000
                                                                                                        --------------
   Oil & Gas Extraction - 5.9%
   CIA Petrolifera Marlim, 13.125%, 12/17/04 (a).......................                500,000                 490,000
   Denbury Resources, Inc., 9.000%, 03/01/08...........................              1,000,000                 990,000
   Derlan Manufacturing, Inc., 10.000%, 01/15/07.......................                583,000                 542,190
   Encore Acquisition Co., 8.375%, 06/15/12 (a)........................              1,000,000               1,000,000
   Key Energy Services, Inc.:
     8.375%, 03/01/08 (a)..............................................                500,000                 515,000
     14.000%, 01/15/09 (a).............................................                316,000                 368,930
   Western Oil Sands, Inc., 8.375%, 05/01/12 (a).......................              1,000,000               1,011,280
   Westport Resources Corp., 8.250%, 11/01/11 (a)......................              1,000,000               1,020,000
                                                                                                        --------------
                                                                                                             5,937,400
                                                                                                        --------------
   Oil & Gas Field Services - 2.7%
   BRL Universal Equipment, 8.875%, 02/15/08 (a).......................                750,000                 757,500
   Lone Star Technologies, 9.000%, 06/01/11 (a)........................              1,000,000                 955,000
   SESI LLC, 8.875%, 05/15/11..........................................              1,000,000               1,010,000
                                                                                                        --------------
                                                                                                             2,722,500
                                                                                                        --------------

RETAIL TRADE - 9.4%
   Apparel & Accessory Stores - 1.1%
   William Carter Co., 10.875%, 08/15/11 (a)...........................              1,000,000               1,090,000
                                                                                                        --------------

   Auto Dealers & Gas Stations - 1.0%
   AutoNation, Inc., 9.000%, 08/01/08 (a)..............................              1,000,000               1,020,000
                                                                                                        --------------

   Food Stores - 4.9%
   Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11..................              1,000,000                 940,000
   Marsh Supermarkets, Inc., 8.875%, 08/01/07..........................              1,000,000               1,007,500
   Smithfield Foods, Inc., 8.000%, 10/15/09 (a)........................              1,000,000               1,007,500
   Stater Brothers Holdings, Inc., 10.750%, 08/15/06...................              1,000,000               1,032,500
   Winn-Dixie Stores, Inc., 8.875%, 04/01/08...........................              1,000,000               1,010,000
                                                                                                        --------------
                                                                                                             4,997,500
                                                                                                        --------------



See notes to investment portfolio.

                                       6

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
RETAIL TRADE - (cont)
   General Merchandise Stores - 0.9%
   Grupo Elektra SA, 12.000%, 04/01/08.................................             $1,000,000          $      940,000
                                                                                                        --------------

   Other  - 0.5%
   Cole National Group, 8.875%, 05/15/12 (a)...........................                500,000                 498,750
                                                                                                        --------------

   Restaurants - 1.0%
   YUM! Brands, Inc., 7.700%, 07/01/12.................................              1,000,000                 990,000
                                                                                                        --------------

SERVICES - 21.4%
   Amusement & Recreation - 9.3%
   Argosy Gaming Co., 10.750%, 06/01/09................................              1,000,000               1,077,500
   Boyd Gaming Corp., 9.250%, 08/01/09 (a).............................              1,000,000               1,050,000
   Chumash Casino & Resort, 9.000%, 07/15/10 (a).......................                750,000                 757,500
   Circus & Eldorado/Silver Legacy Capital Corp.,
     10.125%, 03/01/12 (a).............................................              1,000,000               1,035,000
   Horseshoe Gaming Holding Corp., 8.625%, 05/15/09....................              1,000,000               1,015,000
   Park Place Entertainment Corp., 9.375%, 02/15/07....................              1,000,000               1,045,000
   Premier Parks, Inc., (b) 04/01/08, (10.000%, 04/01/03)..............              1,000,000                 960,000
   Resort International Hotel & Casino, Inc., 11.500%, 03/15/09 (a)....              1,000,000                 950,000
   Speedway Motorsports, Inc., 8.500%, 08/15/07........................              1,000,000               1,030,000
   Wheeling Island Gaming, 10.125%, 12/15/09 (a).......................                500,000                 515,000
                                                                                                        --------------
                                                                                                             9,435,000
                                                                                                        --------------
   Auto Equipment & Rental Services - 1.1%
   United Rentals, Inc., 10.750%, 04/15/08.............................              1,000,000               1,065,000
                                                                                                        --------------

   Auto Repair Services & Parking - 1.0%
   United Auto Group, Inc., 9.625%, 03/15/12 (a).......................              1,000,000               1,015,000
                                                                                                        --------------

   Business Services - 2.0%
   American Achievement Corp., 11.625%, 01/01/07.......................              1,000,000               1,030,000
   Coinmach Corp., 9.000%, 02/01/10 (a)................................              1,000,000               1,000,000
                                                                                                        --------------
                                                                                                             2,030,000
                                                                                                        --------------
   Health Services - 6.0%
   Advanced Medical Optics, Inc., 9.250%, 07/15/10 (a).................                250,000                 248,125
   Bio-Rad Laboratories, Inc., 11.625%, 02/15/07.......................              1,000,000               1,115,000
   Hanger Orthopedic Group, Inc.:
     10.750%, 10/01/08.................................................                250,000                 261,875
     11.250%, 06/15/09.................................................              1,000,000               1,020,000
   HealthSouth Corp., 10.750%, 10/01/08................................              1,000,000               1,110,000
   InSight Health Services Corp., 9.875%, 11/01/11 (a).................                500,000                 502,500
   US Oncology, Inc., 9.625%, 02/01/12.................................              1,000,000                 975,000
   Vanguard Health Systems, 9.750%, 08/01/11 (a).......................                750,000                 780,000
                                                                                                        --------------
                                                                                                             6,012,500
                                                                                                        --------------
   Hotels, Camps & Lodging - 1.0%
   Meditrust Companies, 7.114%, 08/15/04 (a)...........................              1,000,000                 985,000
                                                                                                        --------------

   Rental & Leasing Services - 1.0%
   Rent-A-Center, Inc., 11.000%, 08/12/08..............................              1,000,000               1,055,000
                                                                                                        --------------




See notes to investment portfolio.

                                       7

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 13.0%
   Broadcasting - 0.4%
   Knology Holdings, Inc., (b) 10/15/07, (11.875%, 10/15/02)...........             $1,500,000          $      405,000
                                                                                                        --------------

   Cable - 2.0%
   Charter Communications Holding LLC:
     10.750%, 10/01/09.................................................                500,000                 345,000
     11.125%, 01/15/11.................................................                400,000                 280,000
   Insight Midwest LP, 10.500%, 11/01/10...............................              1,000,000                 935,000
   Mediacom Broadband LLC, 11.000%, 07/15/13...........................                500,000                 460,000
                                                                                                        --------------
                                                                                                             2,020,000
                                                                                                        --------------
   Communications - 0.2%
   Concentric Network Corp., 12.750%, 12/15/07 (c)(d)..................              1,000,000                  10,000
   Focal Communications Corp., 11.875%, 01/15/10.......................              1,000,000                 150,000
   MGC Communications, Inc., 13.000%, 04/01/10 (c).....................                845,000                  25,350
                                                                                                        --------------
                                                                                                               185,350
                                                                                                        --------------
   Electric Services - 3.9%
   AES Corp., 9.375%, 09/15/10.........................................              1,000,000                 650,000
   AES Drax Energy Ltd., 11.500%, 08/30/10.............................              1,000,000                 410,000
   Calpine Corp., 8.500%, 02/15/11.....................................              1,000,000                 660,000
   Edison Mission, 9.875%, 04/15/11....................................              1,000,000                 985,000
   Orion Power Holdings, Inc., 12.000%, 05/01/10.......................              1,500,000               1,245,000
                                                                                                        --------------
                                                                                                             3,950,000
                                                                                                        --------------
   Marine Transportation - 0.8%
   Teekay Shipping Corp., 8.875%, 07/15/11 (a).........................                750,000                 787,500
                                                                                                        --------------

   Sanitary Services - 1.0%
   IESI Corp., 10.250%, 06/15/12 (a)...................................              1,000,000               1,000,000
                                                                                                        --------------

   Telecommunications - 3.5%
   Alamosa Delaware, Inc., 13.625%, 08/15/11...........................                500,000                 150,000
   Comtel Brasileira Ltd., 10.750%, 09/26/04 (a).......................              1,250,000                 887,500
   Global Crossing Ltd., 9.125%, 11/15/06 (c)(d).......................              1,000,000                  10,000
   GT Group Telecom, Inc., (b) 02/01/10, (13.250%, 02/01/05)...........              1,750,000                   4,375
   Level 3 Communications, Inc.,
     (b) 12/01/08 (10.500%, 12/01/03) (a)..............................                376,000                  71,440
   MetroNet Communications Corp.:
     (b) 06/15/08, (9.950%, 06/01/03)..................................              1,000,000                  95,000
     12.000%, 08/15/07.................................................              1,000,000                 100,000
   NEXTLINK Communications, Inc.,
     (b) 06/01/09, (12.250%, 06/01/04).................................              1,000,000                   5,000
   Primus Telecommunications Group, Inc., 12.750%, 10/15/09............              1,000,000                 520,000
   TeleCorp PCS, Inc., 10.625%, 07/15/10...............................                325,000                 321,594
   Time Warner Telecom, Inc., 10.125%, 02/01/11........................              1,000,000                 470,000
   Tritel PCS, Inc., 10.375%, 01/15/11.................................                325,000                 295,750
   Triton PCS, Inc., 8.750%, 11/15/11 (a)..............................              1,000,000                 610,000
                                                                                                        --------------
                                                                                                             3,540,659
                                                                                                        --------------



See notes to investment portfolio.

                                       8

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - (cont)
   Transportation Services - 1.2%
   RailAmerica Transportation Corp., 12.875%, 08/15/10.................             $1,000,000          $    1,090,000
   RailWorks Corp., 11.500%, 04/15/09 (c)(d)...........................              1,500,000                  75,000
                                                                                                        --------------
                                                                                                             1,165,000
                                                                                                        --------------

Total Corporate Fixed-Income Bonds & Notes
   (cost of $108,161,932)..............................................                                     95,754,344
                                                                                                        --------------

Common Stocks - 0.5% (e)                                                                Shares
----------------------------------------------------------------------------------------------------------------------

MANUFACTURING - 0.0%
   Communications Equipment - 0.0%
   RCN Corp............................................................                 23,144                  31,707
                                                                                                        --------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.5%
   Communications - 0.0%
   Song Networks Holding AB, ADR.......................................                 17,612                   3,170
   Viatel, Inc.........................................................                  4,037                     101
                                                                                                        --------------
                                                                                                                 3,271
                                                                                                        --------------
   Electric Services - 0.5%
   Horizon Natural Resources Co........................................                 40,000                 490,000
                                                                                                        --------------

Total Common Stocks
   (cost of $2,127,046)................................................                                        524,978
                                                                                                        --------------

Warrants - 0.3% (e)                                                                      Units
----------------------------------------------------------------------------------------------------------------------

MINING & ENERGY - 0.1%
   Oil & Gas Extraction - 0.1%
   Key Energy Services, Inc.,  Expires 01/15/09........................                  1,500                 121,313
                                                                                                        --------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.2%
   Broadcasting - 0.0%
   Knology Holdings, Inc., Expires 10/22/07 (a)........................                  2,000                      (f)
                                                                                                        --------------

   Communications - 0.0%
   Concentric Network Corp., Expires 12/15/07 (a)......................                  1,000                      10
   MGC Communications, Inc., Expires 10/01/04 (a)......................                  1,500                      (f)
                                                                                                        --------------
                                                                                                                    10
                                                                                                        --------------
   Telecommunications - 0.1%
   Allegiance Telecom, Inc., Expires 02/03/08..........................                  1,500                   4,665
   Carrier 1 International, Expires 02/19/09...........................                  1,000                      10
   GT Group Telecom, Inc., Expires 02/01/10 (a)........................                  1,750                   1,750
   MetroNet Communications Corp., Expires 08/15/07 (a).................                  1,000                 109,121
                                                                                                        --------------
                                                                                                               115,546
                                                                                                        --------------



See notes to financial statements.

                                       9

                                                                                         Units                   Value
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - (cont)
   Transportation Services - 0.1%
   RailAmerica Transportation Corp., Expires 08/15/10..................                  1,500          $       52,500
                                                                                                        --------------

Total Warrants

   (cost of $43,500)...................................................                                        289,369
                                                                                                        --------------

Short-Term Obligation - 2.8%                                                               Par
----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd., dated 06/28/02, due 07/01/02 at
   1.900%, collateralized by U.S. Treasury Bonds and/or Notes with various maturities to 11/15/27, market value $2,862,642 (repurchase proceeds
   $2,797,443)

   (cost of $2,797,000)................................................             $2,797,000               2,797,000
                                                                                                        --------------

Total Investments - 98.3%
   (cost of $113,129,478) (g)..........................................                                     99,365,691
                                                                                                        --------------
Other Assets & Liabilities, Net - 1.7% ................................                                      1,700,659
                                                                                                        --------------
Net Assets - 100.0% ...................................................                                 $  101,066,350
                                                                                                        ==============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $42,760,406 which represented
     42.3% of net assets.

(b) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Portfolio will begin accruing this rate.

(c) These securities are in default of certain debt covenants. Income is not being accrued.

(d) As of June 30, 2002, the Portfolio held bonds and warrants of certain issuers that have filed for bankruptcy protection under Chapter 11.

(e)  Non-income producing.

(f)  Amount rounds to less than $1.

(g) Cost for generally accepted accounting principles is $113,129,478. Cost for federal income tax purposes is $113,196,911. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.

               Acronym                             Name
               -------                            ------
                 ADR                    American Depositary Receipt

See notes to financial statements.

SR&F High Yield Portfolio

Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments, at cost ..........................................     $113,129,478
                                                                    ------------
Investments, at value .........................................     $ 99,365,691
Cash ..........................................................              617
Interest ......................................................        2,522,420
Deferred Trustees' compensation plan ..........................              324
                                                                    ------------
     Total Assets .............................................      101,889,052
                                                                    ------------

LIABILITIES:
Payable for:
   Investments purchased ......................................          750,000
   Management fee .............................................           49,585
   Audit fee ..................................................           17,550
   Transfer agent fee .........................................              500
   Pricing and bookkeeping fees ...............................            1,079
   Trustees' fee ..............................................                8
Deferred Trustees' fee ........................................              324
Other liabilities .............................................            3,656
                                                                    ------------
     Total Liabilities ........................................          822,702
                                                                    ------------
Net Assets Applicable to Investors' Beneficial Interest .......     $101,066,350
                                                                    ============



See notes to financial statements.

Statement of Operations
For the Year Ended June 30, 2002



INVESTMENT INCOME:
Interest .......................................................   $ 10,002,182
                                                                   ------------
EXPENSES:
Management fee .................................................        518,262
Pricing and bookkeeping fees ...................................         20,665
Transfer agent fee .............................................          5,146
Trustees' fee ..................................................          5,362
Custody fee ....................................................          7,514
Other expenses .................................................         26,182
                                                                   ------------
   Total Expenses ..............................................        583,131
Custody earnings credit ........................................         (2,562)
                                                                   ------------
   Net Operating Expenses ......................................        580,569
Interest expense ...............................................            346
                                                                   ------------
   Net Expenses ................................................        580,915
                                                                   ------------
Net Investment Income ..........................................      9,421,267
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments ...............................     (6,188,092)
Net change in unrealized appreciation/depreciation
   on investments ..............................................     (2,777,031)
                                                                   ------------
Net Loss .......................................................     (8,965,123)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................   $    456,144
                                                                   ------------



See notes to financial statements.

Statement of Changes in Net Assets
                                                                                   YEAR ENDED        YEAR ENDED
                                                                                     JUNE 30,          JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                       2002              2001
                                                                                -------------     -------------
OPERATIONS:
Net investment income .......................................................   $   9,421,267     $   8,427,251
Net realized loss on investments ............................................      (6,188,092)       (4,979,101)
Net change in unrealized appreciation/depreciation on investments ...........      (2,777,031)       (6,293,501)
                                                                                -------------     -------------
Net Increase (Decrease) from Operations .....................................         456,144        (2,845,351)
                                                                                -------------     -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions ...............................................................     111,395,545        43,942,010
Withdrawals .................................................................     (87,448,152)      (51,962,423)
                                                                                -------------     -------------
   Net Increase (Decrease) from Transactions in Investors'
     Beneficial Interest ....................................................      23,947,393        (8,020,413)
                                                                                -------------     -------------
   Total Increase (Decrease) in Net Assets ..................................      24,403,537       (10,865,764)

NET ASSETS:
Beginning of period .........................................................      76,662,813        87,528,577
                                                                                -------------     -------------
End of period ...............................................................   $ 101,066,350     $  76,662,813
                                                                                =============     =============


See notes to financial statements.

Stein Roe Institutional Client High Yield Fund

Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments in Portfolio, at value .........................       $ 61,498,228
Expense reimbursement due from Advisor .....................             17,122
Deferred Trustees' compensation plan .......................                470
                                                                   ------------
   Total Assets ............................................         61,515,820
                                                                   ------------

LIABILITIES:
Payable for:
   Administration fee ......................................              7,707
   Audit fee ...............................................              9,850
   Reports to shareholders .................................              9,994
   Transfer agent fee ......................................              4,438
   Pricing and bookkeeping fees ............................              3,815
Deferred Trustees' fee .....................................                470
Other liabilities ..........................................              2,908
                                                                   ------------
     Total Liabilities .....................................             39,182
                                                                   ------------
NET ASSETS .................................................       $ 61,476,638
                                                                   ============

COMPOSITION OF NET ASSETS:
Paid-in capital ............................................       $ 81,384,094
Overdistributed net investment income ......................            (41,654)
Accumulated net realized loss on investments ...............        (10,854,411)
Net unrealized depreciation on investments .................         (9,011,391)
                                                                   ------------
NET ASSETS .................................................       $ 61,476,638
                                                                   ============
Shares outstanding (unlimited number authorized) ...........          8,807,101
                                                                   ============
Net asset value per share ..................................       $       6.98
                                                                   ============



See notes to financial statements.

Statement of Operations
For the Year Ended June 30, 2002



INVESTMENT INCOME:
Interest income allocated from Portfolio .....................      $ 6,133,455
                                                                    -----------
EXPENSES:
Expenses allocated from Portfolio ............................          353,169
Administration fee ...........................................           92,753
Pricing and bookkeeping fees .................................           29,099
Transfer agent fee ...........................................           49,908
Registration fee .............................................           30,725
Trustees' fee ................................................            6,400
Custody fee ..................................................              742
Other expenses ...............................................           43,377
                                                                    -----------
   Total Expenses ............................................          606,173
Fees and expenses reimbursed by Advisor ......................         (290,567)
                                                                    -----------
   Net Expenses ..............................................          315,606
                                                                    -----------
Net Investment Income ........................................        5,817,849
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
ALLOCATED FROM PORTFOLIO:
Net realized loss on investments .............................       (4,411,712)
Net change in unrealized appreciation/depreciation
   on investments ............................................       (1,656,274)
                                                                    -----------
Net Loss .....................................................       (6,067,986)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................      $  (250,137)
                                                                    -----------



See notes to financial statements.

Statement of Changes in Net Assets
                                                                                 YEAR ENDED         YEAR ENDED
                                                                                   JUNE 30,           JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                     2002               2001
                                                                               ------------       ------------
OPERATIONS:
Net investment income .....................................................    $  5,817,849       $  5,823,916
Net realized loss on investments allocated from Portfolio .................      (4,411,712)        (3,162,951)
Net change in unrealized appreciation/depreciation on investments
   allocated from Portfolio ...............................................      (1,656,274)        (4,246,815)
                                                                               ------------       ------------
Net Decrease from Operations ..............................................        (250,137)        (1,585,850)
                                                                               ------------       ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income ................................................      (5,871,085)        (5,765,841)
Return of capital .........................................................        (256,055)              --
                                                                               ------------       ------------
   Total Distributions Declared to Shareholders ...........................      (6,127,140)        (5,765,841)
                                                                               ------------       ------------
SHARE TRANSACTIONS:
Subscriptions .............................................................       6,888,944         10,351,477
Distributions reinvested ..................................................       6,111,992          5,853,999
Redemptions ...............................................................      (5,492,856)          (200,000)
                                                                               ------------       ------------
   Net Increase ...........................................................       7,508,080         16,005,476
                                                                               ------------       ------------
Net Increase in Net Assets ................................................       1,130,803          8,653,785

NET ASSETS:
Beginning of period .......................................................      60,345,835         51,692,050
                                                                               ------------       ------------
End of period (including overdistributed net investment income of
   $(41,654) and $(94,315), respectively) .................................    $ 61,476,638       $ 60,345,835
                                                                               ============       ============
CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions .............................................................         921,230          1,327,123
Issued for distributions reinvested .......................................         833,444            736,638
Redemptions ...............................................................        (808,841)           (24,770)
                                                                               ------------       ------------
   Net Increase in Shares of Beneficial Interest ..........................         945,833          2,038,991
                                                                               ------------       ------------



See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
June 30, 2002



Note 1. Accounting Policies

Organization:

     Stein Roe Institutional Client High Yield Fund (the "Fund") is a series of Liberty-Stein Roe Funds Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio").

     The Portfolio is a series of SR&F Base Trust; a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on November 1, 1996. The Portfolio allocates income, expenses and realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with by the Internal Revenue Service. At June 30, 2002, the Fund owned 60.8% of the Portfolio.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

Security Valuation and Transactions:

     Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service.

     Equity securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

     Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities.

     Other assets are valued by a method that the Board of Trustees believes represents a fair value.

     Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of June 30, 2002.

     Investment transactions are accounted for on trade date. Realized gains or losses from investment transactions are reported on an identified cost basis.

Investment Income, Debt Discount and Premium:

     Dividend income is recorded on the ex-date and interest income is recorded on the accrual basis.

     Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Portfolio or the Fund, but resulted in reclassifications as follows:

                                                                     INCREASE
                                                   INCREASE       NET UNREALIZED
                                                     COST          DEPRECIATION
-------------------------------------------------------------------------------
SR&F High Yield Portfolio                           $101,683        $(101,683)
Stein Roe Institutional Client High Yield Fund        61,823          (61,823)

     The effect of this change for the year ended June 30, 2002 is as follows:

                                                          INCREASE          DECREASE         DECREASE
                                                      OVERDISTRIBUTED      ACCUMULATED          NET
                                                       NET INVESTMENT     NET REALIZED      UNREALIZED
                                                           INCOME             LOSS         DEPRECIATION
-------------------------------------------------------------------------------------------------------
SR&F High Yield Portfolio                                 $(223,055)          $53,940         $169,115
Stein Roe Institutional Client High Yield Fund             (135,618)           32,796          102,822

     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Distributions to Fund Shareholders:

     Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Federal Income Tax:

     No provisions are made for federal income taxes, since (a) the Fund elects to be taxed as a "regulated investment company" and make such distributions to its shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with by the Internal Revenue Service.

Note 2.  Federal Tax Information

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydowns, return of capital, interest on defaulted bonds, non-deductible expenses, post-October losses and discount accretion/premium amortization on debt securities. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

     For the year ended June 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

    OVERDISTRIBUTED NET           ACCUMULATED NET
     INVESTMENT INCOME             REALIZED LOSS              PAID-IN CAPITAL
-----------------------------------------------------------------------------
           $44,074                   $(2,023)                    $(42,051)

     Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

     The tax character of distributions paid during year was as follows:

                                                         RETURN OF
                       ORDINARY INCOME                     CAPITAL
------------------------------------------------------------------
                         $5,871,085                       $256,055

     As of June 30, 2002, the component of distributable earnings on a tax-basis consisted of unrealized depreciation of $13,831,220.

     The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                                             Capital Loss
                    Year of Expiration                       Carryforward
                    -----------------------------------------------------
                            2008                               $1,360,597
                            2009                                3,391,892
                            2010                                4,279,936
                                                               ----------
                            Total                              $9,032,425
                                                               ==========


     Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2002, for federal income tax purposes, post-October losses of $1,821,987 were deferred to July 1, 2002.

Note 3. Portfolio Composition

     The Portfolio invests at least 80% of it net assets (plus any borrowings for investment purposes) in high-yield, high-risk bonds. See the Investment Portfolio for information regarding individual securities as well as industry diversification.

Note 4. Fees and Compensation Paid to Affiliates

Management & Administration Fees:

     The Portfolio pays a monthly management fee and the Fund pays a monthly administration fee to Stein Roe & Farnham Incorporated (the "Advisor") for its services as investment advisor and manager.

     The management fee for the Portfolio is computed at an annual rate of 0.50% of the first $500 million of the Portfolio's average daily net assets, and 0.475% thereafter.

     The administration fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of the Fund's average daily net assets and 0.125% thereafter.

     On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and the Fund's shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

Bookkeeping Fee:

     The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreements with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee from the Fund equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee:

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Fund for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

     The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio.

Expense Limit:

     The Advisor has agreed to reimburse the Fund to the extent that expenses exceed 0.50% of the Fund's average daily net assets. This arrangement may be modified or terminated by the Advisor at any time.

Other:

     Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

     The Portfolio has an agreement with its custodian bank under which $2,562 of custody fees were reduced by balance credits for the year ended June 30, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5. Investment Transactions

     For the year ended June 30, 2002, purchases and sales of investments for the Portfolio, other than short-term obligations, were $156,918,477 and $126,064,061, respectively.

     Unrealized appreciation (depreciation) at June 30, 2002, for federal income tax purposes, for the Portfolio, was:

      Gross unrealized appreciation..................     $  2,883,525
      Gross unrealized depreciation..................      (16,714,745)
                                                          ------------
      Net unrealized depreciation....................     $(13,831,220)
                                                          ============

Note 6. Line of Credit

     The Liberty-Stein Roe Funds Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, and Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&F Cash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. For the year ended June 30, 2002, the Portfolio had an average daily loan balance of $5,113,000 at a weighted average interest rate of 2.44%.

Note 7. Subsequent Event

     Effective July 29, 2002, the pro-rata share of net assets of the Portfolio were distributed to the Fund and the Stein Roe High Yield Fund based on allocation methods in compliance with the Internal Revenue Service.

Financial Highlights

SR&F High Yield Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                                                                YEAR ENDED JUNE 30,
                                                        -------------------------------------------------------------------
                                                            2002           2001           2000          1999           1998
                                                        --------       --------       --------      --------       --------
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)...................................            0.56%          0.60%          0.58%         0.57%          0.65%
Net investment income (a)......................            9.07%(b)      10.54%         11.04%         8.27%          8.13%
Portfolio turnover rate........................             135%           117%           144%          296%           426%

(a) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(b)  Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to decrease the ratio of net investment income to average net assets from 9.29% to 9.07%. Ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.



Stein Roe Institutional Client High Yield Fund

Selected data for a share outstanding throughout each period is as follows:
                                                                                YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------------
                                                           2002           2001           2000          1999           1998
                                                       --------       --------       --------      --------       --------
NET ASSET VALUE,
   BEGINNING OF PERIOD.........................        $   7.68       $   8.88       $   9.85      $  10.65       $  10.21
                                                       --------       --------       --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)......................            0.68(b)        0.88           1.04          0.87           0.88
Net realized and unrealized gain (loss)
   on investments..............................           (0.66)(b)      (1.21)         (0.90)        (0.49)          0.58
                                                       --------       --------       --------      --------       --------
   Total Income from Investment
     Operations................................            0.02          (0.33)          0.14          0.38           1.46
                                                       --------       --------       --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income.....................           (0.69)         (0.87)         (1.06)        (0.87)         (0.88)
In excess of net investment income.............              --             --          (0.02)           --             --
From net realized gains........................              --             --          (0.03)        (0.31)         (0.14)
Return of capital..............................           (0.03)            --             --            --             --
                                                       --------       --------       --------      --------       --------
   Total Distributions Declared
     to Shareholders...........................           (0.72)         (0.87)         (1.11)        (1.18)         (1.02)
                                                       --------       --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD.................        $   6.98       $   7.68       $   8.88      $   9.85       $  10.65
                                                       ========       ========       ========      ========       ========
Total return (c)(d)............................           0.20%        (3.84)%          1.38%         4.20%         14.88%
                                                       ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................           0.50%          0.50%          0.50%         0.50%          0.50%
Net investment income .........................           9.25%(b)      10.68%         11.14%         8.72%          8.31%
Waiver/reimbursement ..........................           0.46%          0.45%          0.47%         0.47%          0.78%
Net assets, end of period (000's)..............         $61,477        $60,346        $51,692       $55,395        $35,157

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 9.47% to 9.25%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(c) Had the Advisor not waived a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

Report of Independent Auditors

Report of Ernst & Young LLP, Independent Auditors

     To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty-Stein Roe Funds Trust and SR&F Base Trust

     Stein Roe Institutional Client High Yield Fund
     SR&F High Yield Portfolio

     We have audited the accompanying statement of assets and liabilities of Stein Roe Institutional Client High Yield Fund (a series of Liberty-Stein Roe Funds Trust), and the accompanying statement of assets and liabilities, including the investment portfolio, of SR&F High Yield Portfolio (a series of SR&F Base Trust) as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stein Roe Institutional Client High Yield Fund series of Liberty-Stein Roe Funds Trust and the SR&F High Yield Portfolio of SR&F Base Trust at June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

     Boston, Massachusetts
     August 16, 2002

                       This page intentionally left blank.

Trustees


Trustees

     The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Stein Roe Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Stein Roe funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-338-2550.


                                                                                                    Number of
                                         Year first                                                portfolios in
                                         elected or                                                fund complex        Other
                           Position with  appointed   Principal occupation(s)                       overseen        directorships
Name, address and age      Stein Roe Fund to office   during past five years                        by trustee          held
------------------------------------------------------------------------------------------------------------------------------------


DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      1996      President of UAL Loyalty Services and Executive     101            None
c/o Liberty Funds Group LLC                           Vice President of United Airlines (airline) since
One Financial Center                                  September 2001 (formerly Executive Vice
Boston, MA 02111                                      President from July 1999 to September 2001);
                                                      Chief Financial Officer of United Airlines since
                                                      July 1999; Senior Vice President and Chief
                                                      Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 4    Trustee      1996      Executive Vice President--Corporate Development     101            None
c/o Liberty Funds Group LLC                           and Administration, General Counsel and
One Financial Center                                  Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                      since September 1999; Senior Vice President,
                                                      Secretary and General Counsel, Sara Lee
                                                      Corporation (branded, packaged, consumer-
                                                      products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      2000      Private Investor since 1987 (formerly               103            None
c/o Liberty Funds Group LLC                           Chairman and Chief Executive Officer, U.S.
One Financial Center                                  Plywood Corporation [building products
Boston, MA 02111                                      manufacturer])

Salvatore Macera (age 71)      Trustee      2000      Private Investor since 1981 (formerly Executive     101            None
c/o Liberty Funds Group LLC                           Vice President and Director of Itek Corporation
One Financial Center                                  (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      1981      Van Voorhis Professor, Department of Economics,     101            None
c/o Liberty Funds Group LLC                           University of Washington; consultant on
One Financial Center                                  econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      2000      Academic Vice President and Dean of Faculties       103        Saucony, Inc.
Funds Group LLC                                       since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                  Dean, Boston College School of Management                     and SkillSoft
Boston, MA 02111                                      from September 1977 to September 1999)                      Corp. (e-learning)

Thomas E. Stitzel (age 66)     Trustee      2000      Business Consultant since 1999 (formerly           101            None
c/o Liberty Funds Group LLC                           Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                  from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                      University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      1996      Managing Director, William Blair Capital Partners  101     Xerox Corporation
c/o Liberty Funds Group LLC                           (private equity investing) since 1994 (formerly          business products and
One Financial Center                                  Chief Executive Officer and Chairman of the               services), Anixter
Boston, MA 02111                                      Board of Directors, Continental Bank Corporation)       International (network
                                                                                                                support equipment
                                                                                                            distributor), Jones Lang
                                                                                                        LaSalle (real estate manage-
                                                                                                             ment services) and MONY
                                                                                                              Group (life insurance)



                                  26-27 SPREAD

                                                                                                    Number of
                                         Year first                                                portfolios in
                                         elected or                                                fund complex        Other
                           Position with  appointed   Principal occupation(s)                        overseen        directorships
Name, address and age      Stein Roe Fund to office   during past five years                        by trustee          held
------------------------------------------------------------------------------------------------------------------------------------

Anne-Lee Verville (age 57)     Trustee      2000      Author and speaker on educational systems needs  101  Chairman of the Board of
c/o Liberty Funds Group LLC                           (formerly General Manager, Global Education           Directors, Enesco Group,
One Financial Center                                  Industry from 1994 to 1997, and President,        Inc. (designer, importer and
Boston, MA 02111                                      Applications Solutions Division from 1991 to       distributor of giftware and
                                                      1994, IBM Corporation [global education and                collectibles)
                                                      global applications])




INTERESTED TRUSTEES

William E. Mayer* (age 62)     Trustee      2000      Managing Partner, Park Avenue Equity Partners  103  Lee Enterprises (print and
c/o Liberty Funds Group LLC                           (private equity fund) since February 1999               online media), WR
One Financial Center                                  (formerly Founding Partner, Development Capital     Hambrecht + Co. (financial
Boston, MA 02111                                      LLC from November 1996 to February 1999;             service provider), First
                                                      Dean and Professor, College of Business and          Health (health care) and
                                                      Management, University of Maryland from               Systech Retail Systems
                                                      October 1992 to November 1996)                           (retail industry
                                                                                                              technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000      Chief Operating Officer of Columbia Management  101             None
One Financial Center             and                  Group, Inc. (Columbia Management Group) since
Boston, MA 02111              Chairman                November 2001; formerly Chief Operations Officer of
                               of the                 Mutual Funds, Liberty Board Financial Companies, Inc.
                                Board                 from August 2000 to November 2001; Executive Vice
                                                      President of the Advisor) since April 1999; Executive
                                                      Vice President and Director Colonial Management &
                                                      Associates, Inc. since April 1999; Executive Vice President and Chief Administrative Officer of Liberty Funds Group
                                                      LLC (LFG) since April 1999; Director of the Advisor since
                                                      September 2000; Trustee and Chairman of the Board of
                                                      Stein Roe Mutual Funds since October 2000; Manager of
                                                      Stein Roe Floating Rate Limited Liability Company since
                                                      October 2000 (formerly Vice President of Liberty Funds from
                                                      April 1999 to August 2000; Chief Operating Officer and Chief
                                                      Compliance Officer, Putnam Mutual Funds from December 1993 to
                                                      March 1999)

*    Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht +
     Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.



                                  28-29 SPREAD

Officers and Transfer Agent

Officers and Transfer Agent


                                                Year first
                                                elected or
                                 Position with   appointed
Name, address and age          Stein Roe Funds   to office  Principal occupation(s) during past five years
----------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)           President        2001    President of Liberty and Stein Roe Funds since November 2001; Chief
Columbia Management Group, Inc.                            Investment Officer and Chief Executive Officer of Columbia Management
590 Madison Avenue, 36th Floor                             Group since 2001; President, Chief Executive Officer and Chief Investment
Mail Stop NY EH 30636A                                     Officer of Fleet Investment Advisors Inc. since 2000 (formerly Managing
New York, NY 10022                                         Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                           from November 1996 to August 2000)

Vicki L. Benjamin (age 41)          Chief          2001    Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star
One Financial Center             Accounting                Funds since May 2002; Chief Accounting Officer of the Liberty Funds and
Boston, MA 02111                 Officer and               Liberty All-Star Funds since June 2001; Vice President of LFG since April
                                 Controller                2001 (formerly Vice President, Corporate Audit, State Street Bank and
                                                           Trust Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May 1998,
                                                           Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)     Treasurer        2000    Treasurer of the Liberty Funds and Liberty All-Star Funds since December
One Financial Center                                       2000 (formerly Controller of the Liberty Funds and Liberty All-Star Funds
Boston, MA 02111                                           from February 1998 to October 2000); Treasurer of Stein Roe Funds since
                                                           February 2001 (formerly Controller from May 2000 to February 2001);
                                                           Senior Vice President of LFG since January 2001 (formerly Vice President from April 2000 to January 2001; Vice President of Colonial  Management
                                                           Associates, Inc. Advisor from February 1998 to October 2000; Senior Tax
                                                           Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)       Secretary        2002    Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center                                       since February 2002; Senior Vice President and Group Senior Counsel,
Boston, MA 02111                                           Fleet National Bank since November 1996




IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Stein Roe Institutional Client High Yield Funds is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081


PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-338-2550 and additional reports will be sent to you.

Annual Report:
Stein Roe Institutional Client High Yield Funds

                                  30-31 SPREAD

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

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

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

[logo: STEIN ROE MUTUAL FUNDS]


One Financial Center
Boston, MA 02111-2621
800-338-2550


                                                        S19-02/332K-0602 (08/02)
                                                                         02/1630